Risk Report - Asset Quality - Modified Assets Amortized Cost (Detail) - Modified Assets Amortized Cost [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	€ 153	€ 47
Net modification gain/losses recognized	(29)	(45)
Stage 1 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	4
Net modification gain/losses recognized	0	(4)
Stage 2 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	81	1
Net modification gain/losses recognized	2	0
Stage 3 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	73	42
Net modification gain/losses recognized	(30)	(40)
Stage 3 POCI [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	0
Net modification gain/losses recognized	€ 0	€ 0